Common Shares - Share Capital (Details) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Equity [Abstract]
Ordinary shares, par value (in dollars per share)	$ 0.10	$ 0.10
Authorized share capital
Authorized shares (in shares)	315,000,000	315,000,000
Issued and outstanding share capital
Common stock, shares issued (in shares)	264,080,391	264,080,391	254,263,598
Treasury shares (in shares)	13,448,389	11,498,355
Outstanding (in shares)	250,632,002	252,582,036